Consolidated Balance Sheet - EUR (€) € in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Goodwill		€ 19,675	€ 18,067	€ 17,697
Intangible assets		16,049	12,962	12,547
Property, plant and equipment		11,374	12,062	12,067
Pension asset for funded schemes in surplus		2,296	2,422	2,053
Deferred tax assets		1,325	1,336	1,376
Financial assets	[1]	815	874	705
Other non-current assets		896	653	495
Total non-current assets		52,430	48,376	46,940
Current assets
Inventories		4,646	4,164	4,387
Trade and other current receivables		6,955	6,695	8,079
Current tax assets		336	397	265
Cash and cash equivalents		4,855	4,185	3,911
Other financial assets		1,100	907	913
Assets held for sale		56	82	34
Current assets		17,948	16,430	17,589
Total assets		70,378	64,806	64,529
Current liabilities
Financial liabilities		4,792	4,691	5,616
Trade payables and other current liabilities		14,602	14,768	14,391
Current tax liabilities		1,051	898	1,072
Provisions		530	620	665
Liabilities held for sale		1	1	1
Total current liabilities		20,976	20,978	21,745
Non-current liabilities
Financial liabilities		24,013	23,566	23,369
Non-current tax liabilities		289	182	187
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit		1,275	1,157	1,176
Unfunded schemes		1,426	1,461	1,417
Provisions		642	664	637
Deferred tax liabilities		3,276	2,573	2,272
Other non-current liabilities		257	339	330
Total non-current liabilities		31,178	29,942	29,388
Total liabilities		52,154	50,920	51,133
Equity
Shareholders' equity		15,639	13,192	12,710
Non-controlling interests		2,585	694	686
Total equity		18,224	13,886	13,396
Total liabilities and equity		€ 70,378	€ 64,806	€ 64,529

[1]	Financial assets exclude trade and other current receivables.